STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Capitalization, Equity [Line Items]
General and administrative expenses	$ 2,470,314	$ 826,307
Franchise tax expense	200,051	200,000
Loss from operations	(2,670,365)	(1,026,307)
Interest earned on investments and marketable securities	694,319	3,473,997
(Loss) income before income tax expense	(1,976,046)	2,447,690
Income tax expense	120,449	675,854
Net (loss) income	$ (2,096,495)	$ 1,771,836
Common Class A [Member]
Schedule of Capitalization, Equity [Line Items]
Weighted average shares outstanding	14,006,380	15,525,000
Basic and diluted net loss per share	$ 0.03	$ 0.17
Common Class B [Member]
Schedule of Capitalization, Equity [Line Items]
Weighted average shares outstanding	3,881,250	3,881,250
Basic and diluted net loss per share	$ (0.64)	$ (0.21)